Interest-Bearing Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Interest-Bearing Borrowings [Abstract]
Schedule of Repurchase the Financial Assets at the Transaction’s Maturity	fair value of the financial assets transferred may decline below the amount of obligation to reacquire the financial assets, and therefore create an obligation to pledge additional amounts, or to replace collaterals pledged, and (2) the Group does not have sufficient liquidity to repurchase the financial assets at the transaction’s maturity.
	Note	Fixed interest rate per annum	Term	December 31, 2023	December 31, 2024
				RMB	RMB
Repurchase agreements

Funds obtained from financial institutions	(i)	8.0% to 13.8%	Within 3 years	681,556,262	1,663,401,923
Interest payable to financial institutions	(i)			5,025,192	5,830,327
Total repurchase agreements				686,581,454	1,669,232,250

Schedule of Repurchase Agreement	As of December 31, 2024, the amount of funds obtained from Jiantou Holding and the interest payable are RMB42,115,116 and RMB372,784, respectively.
	December 31, 2023	December 31, 2024
	RMB	RMB
Underlying collateral types of gross obligations
Repurchase agreements:
Loans principal, interest and financing service fee receivables	681,556,262	1,663,401,923
Total repurchase agreements	681,556,262	1,663,401,923

Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements

The below table provides the contractual maturities of the gross obligations under repurchase agreements.

	Overnight	Up to 30 days	30 to 90 days	Greater than 90 days	Total gross obligations
	RMB	RMB	RMB	RMB	RMB

Repurchase agreements
As of December 31, 2024	2,781,180	7,955,491	10,308,988	1,642,356,264	1,663,401,923
As of December 31, 2023	-	-	-	681,556,262	681,556,262

Schedule of Other Borrowings	Other borrowings
Other borrowings	Note	Fixed interest rate per annum	Term	December 31, 2023	December 31, 2024
				RMB	RMB
Short-term:
Investors of consolidated VIEs	(i)	6.0% to 8.5%	Less than 1 year	6,428,349,468	5,354,881,238

Long-term:
Investors of consolidated VIEs	(i)	8.0% to 8.7%	1 - 5 years	1,679,000,689	459,550,000

Commercial bank A	(ii)	4.5%	10 years	74,870,833	67,320,834

Commercial bank B	(iii)	4.1%	30 years	22,250,000	21,830,983

Interest payable to
Investors of consolidated VIEs	(i)			39,144,391	29,703,862
Total				8,243,615,381	5,933,286,917

1.	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of December 31, 2024, the borrowings from VIEs have principal RMB 5,814,431,238, bearing interests from 6.0% to 8.7% per year.

2.	In December 2022, the Group entered into a 10-year loan agreement with a commercial bank in the PRC, with total principal of RMB75,500,000. The borrowing bear annual interest rate of 4.5% in 2024 and were secured by the Group’s recently purchased office buildings. As of December 31, 2024, the outstanding loan principal was RMB 67,320,834.

3.	In November 2023, the Group entered into a 30-year loan agreement with a commercial bank in the PRC, with total principal of RMB22,250,000. The borrowing bear annual interest rate of 4.1% and were secured by the Group’s recently purchased real estate property. As of December 31, 2024, the outstanding loan principal was RMB 21,830,983.

Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations

Aggregate annual maturities of long-term borrowing obligations (based on final maturity dates) are as follows:

	December 31, 2024
	2025	2026	2027	2028	2029	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Investors of consolidated VIEs		435,100,000	-	-	-	24,450,000	459,550,000

Commercial bank A	7,550,000	7,550,000	7,550,000	7,550,000	7,550,000	29,570,834	67,320,834

Commercial bank B	402,531	419,349	436,869	455,121	1,290,140	18,826,973	21,830,983

Total	7,952,531	443,069,349	7,986,869	8,005,121	8,840,140	72,847,807	548,701,817

	December 31, 2023
	2024	2025	2026	2027	2028	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Investors of consolidated VIEs	-	1,240,300,000	98,400,000	2,350,689	-	337,950,000	1,679,000,689

Commercial bank A	7,550,000	7,550,000	7,550,000	7,550,000	7,550,000	37,120,833	74,870,833

Commercial bank B	386,388	402,531	419,349	436,869	455,121	20,149,742	22,250,000

Total	7,936,388	1,248,252,531	106,369,349	10,337,558	8,005,121	395,220,575	1,776,121,522

Schedule of Pledge Assets

The Group pledges certain assets to secure borrowings under agreements to repurchase and other borrowings. The table provides the total carrying amounts of pledged assets by asset types.

	December 31, 2023	December 31, 2024
	RMB	RMB
Loans principal, interest and financing service fee receivables	2,163,917,080	2,760,756,311

Office buildings	151,111,771	1,347,933,178

Real estate property	44,500,000	43,071,871
Total	2,359,528,851	2,938,621,500